Share-Based Compensation	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation The Company has a share-based incentive plan described below that allows it to offer a variety of equity compensation awards subject to approval. Total compensation cost that has been charged against income for the share-based awards granted was $580.6 thousand and $506.2 thousand for the three months ended March 31, 2023, and March 31, 2022, respectively. The total income tax benefit was $121.9 thousand and $106.3 thousand for the three months ended March 31, 2023, and March 31, 2022, respectively.
2019 Stock Incentive Plan
In 2019, the Company’s Stock Incentive Plan (“2019 SIP”) was approved by the Bank’s Board of Directors. The 2019 SIP provides for the issuance of share-based awards to directors and employees of the Company. The 2019 SIP authorized 240,000 units to be issued, and the Company has a practice of using shares held as treasury stock to satisfy these share-based awards. Each unit represents a contingent right to receive one common share or an equivalent amount of cash, or a combination of the two, at the discretion of the Company. Currently, we have a sufficient number of treasury shares to satisfy outstanding equity awards.
Under the 2019 SIP, the Company has issued restricted stock unit (“RSU”) awards that are both time-based and performance-based. Each RSU award will indicate the number of shares, the conditions (e.g., service, performance, and/or a combination), and the grant date. Compensation expense is recognized over the vesting period of the awards based on the fair value of the award at grant date. A total of 24,705 and 12,160 shares were issued during the three months ended March 31, 2023, and March 31, 2022, respectively.
For time-based RSUs, the fair value was determined by using the closing stock price on the date prior to the grant date. These RSUs vest over three to five years.
The Board, from time-to-time, approves performance-based RSU awards that may be earned between a three to five year performance period. Whether units are earned at the end of the performance period will be determined based on the achievement of a market capitalization target over the performance period. If the condition is not achieved, the grant recipient will receive 50% of the units upon fulfilling the required service time. If the performance condition is achieved, the grant recipient will receive 100% of the units granted. The market capitalization target will be determined by the Board.
The fair value for performance-based RSU awards was determined by using a Monte Carlo simulation analysis to estimate the achievement of the market capitalization target determined by the Board. The Monte Carlo simulation analysis required the following inputs: (1) expected term, (2) expected volatility, (3) risk-free rate, and (4) dividend yield. The expected term was based on the stated performance period. Management used the expected volatility from a peer group. The risk-free interest rate is based on the U.S. Treasury yield curve over the performance period. The dividend yield assumption was based on historical and anticipated dividend payouts.
The following is a summary of the Company’s RSU awards:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2022	122,440	$48.00
Granted	24,705	67.81
Vested	(3,120)	50.47
Forfeited	—	—
Nonvested at March 31, 2023	144,025	$51.34
As of March 31, 2023, there was $4.7 million of total unrecognized compensation costs related to nonvested shares granted under the 2019 SIP. The cost is expected to be recognized over a weighted average period of 2.08 years.
2023 Stock Incentive Plan
In 2023, a new stock incentive plan (“2023 SIP”) was approved by the Board of directors and shareholders. Upon the plan’s shareholder approval date of March 30, 2023, no further share-based awards will be issued under the 2019 SIP. The plan provides for the issuance of share-based awards to directors and employees of the Company. The 2023 SIP authorized the issuance of 250,000 shares, subject to an annual increase in available shares. As of March 31, 2023, no share-based awards have been issued under the 2023 SIP.
Share-Based Compensation
The Company has a share-based incentive plan described below that allows it to offer a variety of equity compensation awards subject to approval. Total compensation cost that has been charged against income for the share-based awards granted was $607.2 thousand and $492.8 thousand for the three months ended June 30, 2023, and June 30, 2022, respectively. The total income tax benefit was $127.5 thousand and $103.5 thousand for the three months ended June 30, 2023, and June 30, 2022, respectively.
Total compensation cost that has been charged against income for the share-based awards granted was $1.2 million and $999 thousand for the six months ended June 30, 2023, and June 30, 2022, respectively. The total income tax benefit was $249.4 thousand and $209.8 thousand for the six months ended June 30, 2023, and June 30, 2022, respectively.
2019 Stock Incentive Plan
In 2019, the Company’s Stock Incentive Plan (“2019 SIP”) was approved by the Bank’s Board of Directors. The 2019 SIP provides for the issuance of share-based awards to directors and employees of the Company. The 2019 SIP authorized 240,000 units to be issued, and the Company has a practice of using shares held as treasury stock to satisfy these share-based awards. Each unit represents a contingent right to receive one common share or an equivalent amount of cash, or a combination of the two, at the discretion of the Company. Currently, we have a sufficient number of treasury shares to satisfy outstanding equity awards.
Under the 2019 SIP, the Company has issued restricted stock unit (“RSU”) awards that are both time-based and performance-based. Each RSU award will indicate the number of shares, the conditions (e.g., service, performance, and/or a combination), and the grant date. Compensation expense is recognized over the vesting period of the awards based on the fair value of the award at grant date. A total of 24,705 and 13,160 shares were issued during the six months ended June 30, 2023, and June 30, 2022, respectively.
For time-based RSUs, the fair value was determined by using the closing stock price on the date prior to the grant date. These RSUs vest over three to five years.
The Board, from time-to-time, approves performance-based RSU awards that may be earned between a three to five year performance period. Whether units are earned at the end of the performance period will be determined based on the achievement of a market capitalization target over the performance period. If the condition is not achieved, the grant recipient will receive 50% of the units upon fulfilling the required service time. If the performance condition is achieved, the grant recipient will receive 100% of the units granted. The market capitalization target will be determined by the Board.
The fair value for performance-based RSU awards was determined by using a Monte Carlo simulation analysis to estimate the achievement of the market capitalization target determined by the Board. The Monte Carlo simulation analysis required the following inputs: (1) expected term, (2) expected volatility, (3) risk-free rate, and (4) dividend yield. The expected term was based on the stated performance period. Management used the expected volatility from a peer group. The risk-free interest rate is based on the U.S. Treasury yield curve over the performance period. The dividend yield assumption was based on historical and anticipated dividend payouts.
The following is a summary of the Company’s RSU awards:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at December 31, 2022	122,440	$48.00
Granted	24,705	67.81
Vested	(4,560)	54.07
Forfeited	—	—
Non-vested at June 30, 2023	142,585	$51.24
As of June 30, 2023, there was $4.1 million of total unrecognized compensation costs related to non-vested shares granted under the 2019 SIP. The cost is expected to be recognized over a weighted average period of 1.85 years.
2023 Stock Incentive Plan
In 2023, a new stock incentive plan (“2023 SIP”) was approved by the Board of directors and shareholders. Upon the plan’s shareholder approval date of March 30, 2023, no further share-based awards will be issued under the 2019 SIP. The plan provides for the issuance of share-based awards to directors and employees of the Company. The 2023 SIP authorized the issuance of 250,000 shares, subject to an annual increase in available shares. As of June 30, 2023, no share-based awards have been issued under the 2023 SIP.
Share-Based Compensation
The Company has a share-based incentive plan described below that allows it to offer a variety of equity compensation awards subject to approval. Total compensation cost that has been charged against income for the awards granted was $2.0 million, $283 thousand and $146 thousand for 2022, 2021 and 2020, respectively. The total income tax benefit was $421 thousand, $59 thousand and $31 thousand for 2022, 2021 and 2020, respectively.
2019 Stock Incentive Plan
In 2019, the Company’s Stock Incentive Plan (“2019 SIP”) was approved by the Bank’s Board of Directors. The 2019 SIP provides for the issuance of stock-based awards to directors and employees of the Company. The 2019 SIP authorized the issuance of 240,000 units to be issued and the Company has a practice of using shares held as treasury stock to satisfy these awards. Each unit represents a contingent right to receive one common share or an equivalent amount of cash, or a combination of the two, at the discretion of the Company. Currently, we have a sufficient number of treasury shares to satisfy outstanding equity awards.
Under the 2019 SIP, the Company has issued RSUs that are both time-based and performance-based. Each RSU award will indicate the number of shares, the conditions (e.g., service, performance, and/or a combination), and the grant date. Compensation expense is recognized over the vesting period of the awards based on the fair value of the award at grant date. A total of 13,160, 106,040, and 4,160 shares were issued in 2022, 2021, and 2020, respectively.
For time-based RSUs, the fair value was determined by using the closing stock price on the date prior to the grant date. These RSUs vest over three to five years.
In 2021, the Board approved performance-based RSUs that may be earned between a three to five year performance period. Whether units are earned at the end of the performance period will be determined based on the achievement of a market capitalization target over the performance period. If the condition is not achieved, the grant recipient will receive 50% of the units. If the condition is achieved, the grant recipient will receive a 100% of the units granted.
The fair value for performance-based RSUs was determined by using a Monte Carlo simulation analysis to estimate the market capitalization of the Company and whether the market capitalization met the required hurdle over a thirty-day trading period. The simulation analysis required the following inputs: (1) expected term, (2) expected volatility, (3) risk-free rate, and (4) dividend yield. The expected term was based on the stated performance period. Management used the expected volatility from a peer group. The risk-free interest rate is based on the U.S. Treasury yield curve over the performance period. The dividend yield assumption was based on historical and anticipated dividend payouts.
The following is a summary of the Company’s RSUs:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2022	112,880	$47.49
Granted	13,160	54.78
Vested	(2,000)	59.87
Forfeited	(1,600)	52.92
Nonvested at December 31, 2022	122,440	$48.00
As of December 31, 2022, there was $3.6 million of total unrecognized compensation costs related to nonvested shares granted under the 2019 SIP. The cost is expected to be recognized over a weighted average period of 1.95 years.